Basic and diluted Net Income (Loss) Per Share - Schedule of Basic and Diluted Net Income (Loss) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
NET LOSS PER SHARE
Net loss attributable to common shareholders, basic	$ (4,361,165)	$ (2,543,390)
Net loss attributable to common shareholders, diluted	$ (4,361,165)	$ (2,543,390)
Weighted-average shares used to compute net loss per share attributable to common stockholders, basic	9,488,227	9,488,227
Dilutive effect of common stock options
Weighted-average shares used to compute net loss per share attributable to common stockholders, diluted	9,488,227	9,488,227
Net loss per share attributable to common stockholders, basic	$ (0.46)	$ (0.27)
Net loss per share attributable to common stockholders, diluted	$ (0.46)	$ (0.27)